Fair Value Measurements (Details) - USD ($)			3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 09, 2021	Dec. 17, 2020	Sep. 30, 2021	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2017
Fair Value Measurements Details [Line Items]
Warrant liability and derivative liability amount					$ 0
Fair value description					As the fair value of Series D Preferred Stock at December 31, 2020 was less than the Series D Preferred Stock issuance price of $4.50, the fair value of the Series D warrants was reduced to zero.
Aggregate borrowing amount					$ 61,300,000
Financing discount percentage					20.00%
Derivative liability description					As the fair value of Series D Preferred Stock at December 31, 2020 was less than the Series D Preferred Stock issuance price of $4.50, the fair value of the derivative liability related to the Company’s convertible notes was reduced to zero.
Aggregate borrowing amount of convertible notes					$ 61,300,000
Reverse Recapitalization [Member]
Fair Value Measurements Details [Line Items]
Class Of Warrant Or Rights Issued During Period Shares New Issues	9,195,000
PublicWarrantsMember | Reverse Recapitalization [Member]
Fair Value Measurements Details [Line Items]
Class Of Warrant Or Rights Issued During Period Shares New Issues	5,750,000
Private Placement Warrants [Member] | Warrants And Rights Subject To Mandatory Redemption Trigger Price Equals To Eleven Point Zero Five Dollars Per Share [Member]
Fair Value Measurements Details [Line Items]
Issuance price (in Dollars per share)			$ 11.50	$ 11.50
Share Price			$ 11.50	$ 11.50
Private Placement Warrants [Member] | Reverse Recapitalization [Member]
Fair Value Measurements Details [Line Items]
Class Of Warrant Or Rights Issued During Period Shares New Issues	3,445,000
Fair Value, Inputs, Level 1, 2 and 3 [Member]
Fair Value Measurements Details [Line Items]
Transfers between levels				$ 0	0	$ 0
Transfers between levels			$ 0	0	$ 0	$ 0
Series D Preferred Stock [Member]
Fair Value Measurements Details [Line Items]
Issuance price (in Dollars per share)					$ 4.50
Class of Warrant or Right, Number of Securities Called by Warrants or Rights					183,438
Exercise Price of Warrants or Rights					$ 4.50
Share Price					$ 4.50
Series D Preferred Stock [Member] | Class Of Warrants Maturity At July Fourteen Two Thousand And Twenty One [Member]
Fair Value Measurements Details [Line Items]
Warrants and rights outstanding maturity date							Jul. 14, 2021
Class Of Warrant Or Rights Issued During Period Shares New Issues		61,146					122,292
Series D Preferred Stock [Member] | Class Of Warrants Maturity At April Nine Two Thousand And Twenty Three [Member]
Fair Value Measurements Details [Line Items]
Warrants and rights outstanding maturity date							Apr. 09, 2023
Class Of Warrant Or Rights Issued During Period Shares New Issues							61,146
Series D Preferred Stock [Member] | Exercise Of Warrants Event [Member]
Fair Value Measurements Details [Line Items]
Exercise Price of Warrants or Rights	$ 29.74
Stock Issued During Period Shares Issued for Exercise of Warrants	9,246
Class Of Warrant Or Rights Issued During Period Shares New Issues	61,146
Warrant [Member]
Fair Value Measurements Details [Line Items]
Derivative liability			$ 6,400,000	$ 6,400,000